LOANS, NET, Composition of Gross Credit Balance (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
LOANS, NET [Abstract]
Direct loans		S/ 146,416,819	S/ 136,663,825
Indirect loans, Note 21(a)	[1]	22,914,343	20,973,810
Due from customers on banker's acceptances 3(r)		532,404	455,343
Total		S/ 169,863,566	S/ 158,092,978

[1]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.